SHARE CAPITAL - Disclosure of black-scholes valuation of stock options granted (Details)				1 Months Ended					12 Months Ended
	Dec. 15, 2020 $ / shares	Oct. 05, 2020 $ / shares	Jan. 11, 2019 $ / shares	Sep. 22, 2020 $ / shares	Mar. 16, 2020 $ / shares	Dec. 17, 2019 $ / shares	Sep. 16, 2019 $ / shares	Jan. 16, 2019 $ / shares	Dec. 31, 2020 Year $ / shares	Dec. 31, 2019 Year $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend rate									0.00%	0.00%
Expected life of options										5
Weighted average of strike price of options granted | $ / shares	$ 4.71	$ 4.42	$ 2.18	$ 4.51	$ 1.95	$ 2.88	$ 3.28	$ 2.15	$ 4.18	$ 2.85
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected annualized volatility									52.83%	59.10%
Risk free interest rate									0.33%	1.49%
Expected life of options									3.5
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected annualized volatility									66.33%	67.59%
Risk free interest rate									0.63%	1.93%
Expected life of options									5